Supplementary Financial Information (Nuclear Decommissioning Trust) (Detail) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017		Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 03, 2016
Successor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost	[1]	$ 673,000		$ 642,000		$ 673,000				$ 642,000
Unrealized gain		465,000		378,000		465,000				378,000
Unrealized loss		(6,000)		(8,000)		(6,000)				(8,000)
Fair market value		1,132,000		1,012,000		1,132,000				1,012,000
Realized gains		1,000		1,000		3,000		$ 3,000
Realized losses		(1,000)				(3,000)		(2,000)
Proceeds from sales of securities		56,000		25,000		154,000		201,000
Investments in securities		(62,000)		(30,000)		(169,000)		(215,000)
Depriciation Expense Total				54,000
Accumulated Depreciation		318,000		85,000		318,000				$ 85,000
Estimated Useful Lives										15 years
Ending balance, Liability		1,751,000		1,726,000		1,751,000		1,718,000		$ 1,726,000
Noncurrent liability at end of period		1,666,000		1,671,000		1,666,000				$ 1,671,000			$ 1,663,000
Successor | Minimum [Member]
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Estimated Useful Lives										3 years
Successor | Maximum [Member]
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Estimated Useful Lives										37 years
Successor | Leaseholds and Leasehold Improvements [Member]
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Capital Lease of Building				64,000						$ 64,000
Accumulated Depreciation				1,000						1,000
Predecessor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost											$ 601,000
Unrealized gain											326,000
Unrealized loss											(9,000)
Fair market value											918,000
Realized gains					$ 3,000				$ 3,000		1,000	$ 11,000
Realized losses					(2,000)				(2,000)		(1,000)	(2,000)
Proceeds from sales of securities					46,000			201,000	201,000		401,000	314,000
Investments in securities					$ (52,000)			(215,000)	$ (215,000)		(418,000)	(331,000)
Depriciation Expense Total								401,000			767,000	1,154,000
Capital Lease of Building											6,000
Ending balance, Liability								860,000			830,000	614,000
Noncurrent liability at end of period								809,000			764,000		$ 809,000
Debt Securities [Member] | Successor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost	[1],[2]	352,000		333,000		352,000				333,000
Unrealized gain	[2]	14,000	[1]	10,000		14,000	[1]			10,000
Unrealized loss	[2]	(1,000)	[1]	(3,000)		(1,000)	[1]			(3,000)
Fair market value	[2]	$ 365,000	[1]	$ 340,000		$ 365,000	[1]			$ 340,000
Debt, Weighted Average Interest Rate		3.57%		3.56%		3.57%				3.56%
Decommissioning Fund Investments, Debt securities, average maturity						9 years				9 years
Decommissioning Fund Investments, debt maturities, one through five years, fair value		$ 102,000		$ 102,000		$ 102,000				$ 102,000
Decommissioning Fund Investments, debt maturities, five through ten years, fair value		99,000		90,000		99,000				90,000
Decommissioning Fund Investments, debt maturities, after ten years, fair value		164,000		148,000		164,000				148,000
Debt Securities [Member] | Predecessor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost											310,000
Unrealized gain											11,000
Unrealized loss											(2,000)
Fair market value											$ 319,000
Debt, Weighted Average Interest Rate											3.68%
Decommissioning Fund Investments, Debt securities, average maturity											8 years
Equity Securities [Member] | Successor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost	[1],[3]	321,000		309,000		321,000				309,000
Unrealized gain	[3]	451,000		368,000		451,000				368,000
Unrealized loss	[3]	(5,000)		(5,000)		(5,000)				(5,000)
Fair market value	[3]	767,000		672,000		767,000				672,000
Equity Securities [Member] | Predecessor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Cost											$ 291,000
Unrealized gain											315,000
Unrealized loss											(7,000)
Fair market value											599,000
Nuclear Plant Decommissioning [Member] | Successor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Ending balance, Liability		1,223,000		1,200,000		1,223,000		1,192,000		1,200,000
Regulatory Assets		1,223,000		188,000		1,223,000				188,000
Noncurrent liability at end of period		$ 1,223,000		$ 1,200,000		$ 1,223,000				$ 1,200,000
Nuclear Plant Decommissioning [Member] | Predecessor
Schedule of Schedule of Decommissioning Fund Investments [Line Items]
Ending balance, Liability								530,000			$ 508,000	$ 413,000
Noncurrent liability at end of period								$ 530,000

[1]	Includes realized gains and losses on securities sold.
[2]	The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody's Investors Services, Inc. The debt securities are heavily weighted with municipal bonds. The debt securities had an average coupon rate of 3.57% and 3.56% at September 30, 2017 and December 31, 2016, respectively, and an average maturity of 9 years at both September 30, 2017 and December 31, 2016.
[3]	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.